Segment Information (Details)	3 Months Ended
Jan. 31, 2025
Segment Information [Line Items]
Number of segment	1
Chief Operating Decision Maker [Member]
Segment Information [Line Items]
Number of segment	1
Business Segment [Member]
Segment Information [Line Items]
Number of segment	1